UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31
Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.

Legg Mason Partners Variable Lifestyle High Growth Portfolio
Legg Mason Partners Variable Lifestyle Growth Portfolio
Legg Mason Partners Variable Lifestyle Balanced Portfolio

FORM N-Q
APRIL 30, 2006

LEGG MASON PARTNERS VARIABLE LIFESTYLE HIGH GROWTH PORTFOLIO

Schedules of Investments (unaudited)	April 30, 2006

SHARES	SECURITY	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 99.9%
193,422	Legg Mason Partners Aggressive Growth Fund Inc., Class Y Shares	$22,903,105
846,966	Legg Mason Partners Core Plus Bond Fund Inc., Class Y Shares	10,205,946
1,243,631	Legg Mason Partners Funds Inc. – Legg Mason Partners Large Cap Value Fund, Class Y Shares	22,161,508
1,044,359	Legg Mason Partners Investment Trust – Legg Mason Partners Large Cap Growth Fund, Class Y Shares	24,333,559
659,994	Legg Mason Partners Small Cap Core Fund Inc., Class Y Shares	11,041,704

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 99.9%
	(Cost — $68,731,275#)	90,645,822
	Other Assets in Excess of Liabilities — 0.1%	71,060

	TOTAL NET ASSETS — 100.0%	$90,716,882

# Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments. 1

LEGG MASON PARTNERS VARIABLE LIFESTYLE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	April 30, 2006

SHARES	SECURITY	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 100.1%
149,464	Legg Mason Partners Aggressive Growth Fund Inc., Class Y Shares	$17,697,987
3,195,253	Legg Mason Partners Core Plus Bond Fund Inc., Class Y Shares	38,502,794
2,021,070	Legg Mason Partners Funds Inc. – Legg Mason Partners Large Cap Value Fund, Class Y Shares	36,015,469
1,404,153	Legg Mason Partners Investment Trust - Legg Mason Partners Large Cap Growth Fund, Class Y Shares	32,716,765
994,782	Legg Mason Partners Small Cap Core Fund Inc., Class Y Shares	16,642,697

	TOTAL INVESTMENTS IN UNDERLYING FUNDS — 100.1%
	(Cost — $120,549,110#)	141,575,712
	Liabilities in Excess of Other Assets — (0.1)%	(94,663)

	TOTAL NET ASSETS — 100.0%	$141,481,049

# Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments. 2

LEGG MASON PARTNERS VARIABLE LIFESTYLE BALANCED PORTFOLIO

Schedules of Investments (unaudited) (continued)	April 30, 2006

SHARES	SECURITY	VALUE

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
2,063,468	Legg Mason Partners Appreciation Fund Inc., Class Y Shares	$31,158,369
9,443,530	Legg Mason Partners Core Plus Bond Fund Inc., Class Y Shares	113,794,538
1,932,849	Legg Mason Partners Fundamental Value Fund Inc., Class Y Shares	31,312,159
1,869,431	Legg Mason Partners Investment Series – Legg Mason Partners Growth and Income Fund, Class Y Shares	31,312,964
1,310,418	Legg Mason Partners Investment Trust – Legg Mason Partners Large Cap Growth Fund, Class Y Shares	30,532,743

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $221,423,838)	238,110,773

FACE AMOUNT

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$910,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06; Proceeds at maturity - $910,363; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market value — $928,206) (Cost — $910,000)	910,000

	TOTAL INVESTMENTS — 100.0% (Cost — $222,333,838#)	239,020,773
	Other Assets in Excess of Liabilities — 0.0%	35,707

	TOTAL NET ASSETS — 100.0%	$239,056,480

# Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments. 3

Notes to Schedule of Investments (unaudited)

Legg Mason Partners Variable Lifestyle High Growth Portfolio, Legg Mason Partners Variable Lifestyle Growth Portfolio and Legg Mason Partners Variable Lifestyle Balanced Portfolio (the “Funds”) (formerly known as Select High Growth, Select Growth and Select Balanced Portfolios, respectively) are separate non-diversified investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Legg Mason Partners Variable Lifestyle High Growth Portfolio	$ 22,297,683	$ (383,136)	$ 21,914,547
Legg Mason Partners Variable Lifestyle Growth Portfolio	22,635,041	(1,608,439)	21,026,602
Legg Mason Partners Variable Lifestyle Balanced Portfolio	21,012,336	(4,325,401)	16,686,935

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: June 29, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: June 29, 2006